Benefit Plans - Fair Values of Company's Pension Plan By Asset Category (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Benefit Plan
Defined Benefit Plan, Fair Value of Plan Assets	$ 8,381	$ 6,988	$ 7,744
Estimate of Fair Value Measurement [Member]
Benefit Plan
Defined Benefit Plan, Fair Value of Plan Assets	8,381	6,988
Estimate of Fair Value Measurement [Member] | Mutual money market
Benefit Plan
Defined Benefit Plan, Fair Value of Plan Assets	279	154
Estimate of Fair Value Measurement [Member] | ETF mutual funds
Benefit Plan
Defined Benefit Plan, Fair Value of Plan Assets	5,283	4,445
Estimate of Fair Value Measurement [Member] | Large and small Cap
Benefit Plan
Defined Benefit Plan, Fair Value of Plan Assets	159	142
Estimate of Fair Value Measurement [Member] | International
Benefit Plan
Defined Benefit Plan, Fair Value of Plan Assets	356	301
Estimate of Fair Value Measurement [Member] | Fixed income
Benefit Plan
Defined Benefit Plan, Fair Value of Plan Assets	1,559	1,348
Estimate of Fair Value Measurement [Member] | ETF fixed income
Benefit Plan
Defined Benefit Plan, Fair Value of Plan Assets	745	598
Quoted Prices in Active Markets for Identical Assets (Level 1)
Benefit Plan
Defined Benefit Plan, Fair Value of Plan Assets	8,381	6,988
Quoted Prices in Active Markets for Identical Assets (Level 1) | Mutual money market
Benefit Plan
Defined Benefit Plan, Fair Value of Plan Assets	279	154
Quoted Prices in Active Markets for Identical Assets (Level 1) | ETF mutual funds
Benefit Plan
Defined Benefit Plan, Fair Value of Plan Assets	5,283	4,445
Quoted Prices in Active Markets for Identical Assets (Level 1) | Large and small Cap
Benefit Plan
Defined Benefit Plan, Fair Value of Plan Assets	159	142
Quoted Prices in Active Markets for Identical Assets (Level 1) | International
Benefit Plan
Defined Benefit Plan, Fair Value of Plan Assets	356	301
Quoted Prices in Active Markets for Identical Assets (Level 1) | Fixed income
Benefit Plan
Defined Benefit Plan, Fair Value of Plan Assets	1,559	1,348
Quoted Prices in Active Markets for Identical Assets (Level 1) | ETF fixed income
Benefit Plan
Defined Benefit Plan, Fair Value of Plan Assets	745	598
Significant Other Observable Inputs (Level 2)
Benefit Plan
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Significant Other Observable Inputs (Level 2) | Mutual money market
Benefit Plan
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Significant Other Observable Inputs (Level 2) | ETF mutual funds
Benefit Plan
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Significant Other Observable Inputs (Level 2) | Large and small Cap
Benefit Plan
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Significant Other Observable Inputs (Level 2) | Fixed income
Benefit Plan
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Significant Other Observable Inputs (Level 2) | ETF fixed income
Benefit Plan
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Significant Unobservable Inputs (Level 3)
Benefit Plan
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Significant Unobservable Inputs (Level 3) | Mutual money market
Benefit Plan
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Significant Unobservable Inputs (Level 3) | ETF mutual funds
Benefit Plan
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Significant Unobservable Inputs (Level 3) | Large and small Cap
Benefit Plan
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Significant Unobservable Inputs (Level 3) | Fixed income
Benefit Plan
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Significant Unobservable Inputs (Level 3) | ETF fixed income
Benefit Plan
Defined Benefit Plan, Fair Value of Plan Assets	$ 0	$ 0